Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill
Schedule of development of goodwill

With respect to the development of goodwill please refer to the following detailed schedules.

	OAI/Evotec	OAI/Evotec		Evotec
	International	International	Aptuit	(US)	Just
	Execute	Innovate	Execute	Execute	Execute	Total
	k€	k€	k€	k€	k€	k€
1 January 2021	79,816	9,154	126,059	3,874	28,467	247,370
Business combination	—	—	—	—	—	—
Disposal	—	—	—	—	—	—
Reclass	—	—	—	—	—	—
Foreign currency translation	4,664	50	2,786	323	2,376	10,199
31 December 2021	84,480	9,204	128,845	4,197	30,843	257,569

	OAI/Evotec	OAI/Evotec		Evotec	Evotec
	International	International	Aptuit	(München)	(US)	Just
	Execute	Innovate	Execute	Execute	Execute	Execute	Total
	k€	k€	k€	k€	k€	k€	k€
1 January 2020	75,098	9,194	128,317	7,983	4,232	31,095	255,919
Business combination	—	—	—	—	—	—	—
Disposal	—	—	—	—	—	—	—
Reclass	7,983	—	—	(7,983)	—	—	—
Foreign currency translation	(3,265)	(40)	(2,258)	—	(358)	(2,628)	(8,549)
31 December 2020	79,816	9,154	126,059	0	3,874	28,467	247,370

Schedule of assumptions of cash-generating units

	Cash-generating units and groups of cash-generating units 2021
	OAI/Evotec	OAI/Evotec	Evotec
	International	International	(US)	Aptuit	Just
	Execute	Innovate	Execute	Execute	Execute
Denominated in	GBP/EUR	GBP/EUR	USD	GBP/EUR	USD
Pre-tax discount rate	8.19%	11.51%	7.87%	9.83%	9.22%
Growth rate for terminal value	2.0%	2.0%	2.0%	2.0%	2.0%

	Cash-generating units and groups of cash-generating units 2020
	OAI/Evotec	OAI/Evotec	Evotec
	International	International	(US)	Aptuit	Just
	Execute	Innovate	Execute	Execute	Execute
Denominated in	GBP/EUR	GBP/EUR	USD	GBP/EUR	USD
Pre-tax discount rate	9.16%	11.37%	9.78%	11.27%	9.60%
Growth rate for terminal value	1.5%	1.5%	1.5%	1.5%	1.5%

Schedule of changes in the material assumptions are shown which result in the estimated recoverable amount to be equal to the carrying amount

2020
	Recoverable		Increase
	amount	Applied	of
	exceeding	post-tax	post-tax	Applied	Decrease	Reduction
	net book	discount	discount	terminal	terminal	in gross
	value	rate	rate	value	value	margin
	k€	in %-	in %-	in %-	in %-	in %-
		points	points	points	points	points
Aptuit Execute	5,704	9.07	0.16	1.50	0.28	0.35